BALANCE SHEET COMPONENTS (Tables) - Notable Labs Inc [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

The following table presents the components of prepaid expenses and other current assets as of December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021
Accounts receivable	$8	$48
Employee retention credit	1,237	1,293
Prepaid expenses	119	296
Prepaid benefits	37	48
Prepaid clinical expenses	6	116
Total prepaid expenses and other current assets	$1,407	$1,801

SCHEDULE OF PROPERTY AND EQUIPMENT

The following table presents the components of property and equipment, net, as of December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021
Computer equipment	$171	$155
Laboratory equipment	1,950	1,990
Furniture and office equipment	29	23
Leasehold improvements	73	73
	2,223	2,241
Less: accumulated depreciation	(1,781)	(1,490)
Total property and equipment, net	$442	$751

SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table presents the components of accrued expenses and other current liabilities as of December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021
Accrued expenses	$651	894
Accrued employee expenses	10	13
Accrued bonuses	239	217
Total accrued expenses and other current liabilities	$900	$1,124